Collateralized transactions	6 Months Ended
Sep. 30, 2022
Collateralized Transactions
Collateralized transactions
5. Collateralized transactions:
Nomura enters into collateralized transactions, including reverse repurchase agreements, repurchase agreements, securities borrowing transactions, securities lending transactions, other secured borrowings and similar transactions mainly to meet clients’
financing
needs, finance trading inventory positions and obtain securities for settlement
.
Reverse repurchase agreements, repurchase agreements, securities borrowing transactions and securities lending transactions are typically documented under industry standard master netting agreements which mitigate
Nomura’s credit exposure to counterparties. For certain centrally-cleared reverse repurchase and repurchase agreements, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing counterparty.
Nomura generally seeks to obtain an external legal opinion in order to
ascertain
the enforceability of
such
close-out and offsetting rights within these agreements.
Nomura may enter into reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions with certain types of counterparty and in certain jurisdictions which are not documented under a master netting agreement.
Even
when these transactions are documented under such
master netting
agreements, Nomura may not have
obtained
, or may not be able to obtain
,
evidence to determine with sufficient certainty that the close-out and offsetting rights in the agreements
are legally enforceable. This may be the case where relevant local laws explicitly
prohibit such close-out and offsetting rights, or where local laws are complex, ambiguous or silent on the enforceability of such rights. This may include reverse repurchase agreements, repurchase agreements, securities borrowing and securities lending transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, agent banks and pension funds.
Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.
In all of these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In most cases, the party receiving the collateral
is
free
to
sell or repledge
the securities received
through
repurchase agreements, securities lending transactions or to cover short positions. In repurchase and reverse repurchase agreements, the value of collateral typically exceeds the amount of cash transferred
, where collateral
is generally in the form of securities. Securities borrowing transactions generally require Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities lending transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities either received from or provided to the counterparty. Additional cash or securities are exchanged as necessary, to ensure that such transactions are adequately collateralized throughout the life of the transactions.
Offsetting of certain collateralized transactions
Reverse repurchase agreements and repurchase agreements, securities borrowing and lending transactions with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where specific criteria as
defined by

ASC
210-20
are met.
These criteria include requirements around maturity of transactions, underlying systems on which collateral is settled, associated banking arrangements and legal enforceability of close-out and offsetting rights under relevant
master netting
agreements
.
The following tables present information about offsetting of these transactions in the consolidated balance sheets as of March 31, 2022 and September 30, 2022, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default. Transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability are not offset in the following tables.

	Billions of yen
	March 31, 2022
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥31,365	¥4,994	¥32,061	¥1,734
Less: Amounts offset in the consolidated balance sheets (2)	(19,486)	—	(19,486)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥11,879	¥4,994	¥12,575	¥1,734

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(9,370)	(3,372)	(9,114)	(1,524)
Cash collateral	(8)	—	(12)	—

Net amount	¥2,501	¥1,622	¥3,449	¥210

	Billions of yen
	September 30, 2022
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥37,462	¥5,009	¥37,597	¥1,721
Less: Amounts offset in the consolidated balance sheets (2)	(21,633)	—	(21,633)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥15,829	¥5,009	¥15,964	¥1,721

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(13,538)	(3,114)	(11,955)	(1,527)
Cash collateral	(24)	—	(30)	—

Net amount	¥2,267	¥1,895	¥3,979	¥194

(1)
Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2022, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to

¥793 billion and ¥2,453 billion, respectively. As of March 31, 2022, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to

¥1,511 billion and ¥158 billion, respectively. As of September 30, 2022, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to

¥1,039 billion and ¥3,231

billion, respectively. As of September 30, 2022, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to
¥1,740 billion and ¥145 billion, respectively.

(2)
Represent amounts offset through counterparty netting under master netting
or
 similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements
—
Securities purchased under agreements to resell
and
Collateralized agreements
—
Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets.

(4)
Represent
amounts which are not permitted to be offset on the face of the consolidated
balance
sheets
in accordance with
ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

For information on offsetting of derivatives, see Note 3 “
Derivative instruments and hedging activities
”.
Maturity analysis of repurchase agreements and securities lending transactions
The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by remaining contractual maturity of the agreement as of March 31, 2022 and September 30,

2022. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2022
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥12,266	¥15,454	¥2,220	¥1,611	¥510	¥32,061
Securities lending transactions	992	242	200	277	23	1,734

Total gross recognized liabilities (2)	¥13,258	¥15,696	¥2,420	¥1,888	¥533	¥33,795

	Billions of yen
	September 30, 2022
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥14,432	¥16,518	¥2,723	¥3,148	¥776	¥37,597
Securities lending transactions	1,064	223	131	280	23	1,721

Total gross recognized liabilities (2)	¥15,496	¥16,741	¥2,854	¥3,428	¥799	¥39,318

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions
The following table presents an analysis of the total carrying value of liabilities recognized in the consolidated balance sheets for repurchase agreements and securities lending transactions by class of securities transferred by Nomura to counterparties as of March 31, 2022 and September 30, 2022. Amounts reported are shown prior to counterparty netting in accordance with ASC
210-20.

	Billions of yen
	March 31, 2022
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥384	¥1,508	¥1,892
Japanese government, agency and municipal securities	879	1	880
Foreign government, agency and municipal securities	26,436	17	26,453
Bank and corporate debt securities	2,322	175	2,497
Commercial mortgage-backed securities (“CMBS”)	1	—	1
Residential mortgage-backed securities (“RMBS”) (1)	1,846	—	1,846
Collateralized debt obligations (“CDOs”) and other	157	—	157
Investment trust funds and other	36	33	69

Total gross recognized liabilities (2)	¥32,061	¥1,734	¥33,795

	Billions of yen
	September 30, 2022
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥323	¥1,468	¥1,791
Japanese government, agency and municipal securities	1,679	0	1,679
Foreign government, agency and municipal securities	29,065	94	29,159
Bank and corporate debt securities	3,004	145	3,149
Residential mortgage-backed securities (“RMBS”) (1)	3,294	—	3,294
Collateralized debt obligations (“CDOs”) and other	203	—	203
Investment trust funds and other	29	14	43

Total gross recognized liabilities (2)	¥37,597	¥1,721	¥39,318

(1)
Includes ¥1,404 billion
of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2022
.

Includes
 ¥2,723
billion of U.S. government sponsored agency mortgage pass
through securities and collateralized mortgage obligations
as of September 30, 2022
.

(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Collateral received by Nomura
The following table presents the fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral, which Nomura is permitted to sell or repledge, and the portion that has been sold or repledged as of March 31, 2022 and September 30, 2022.

	Billions of yen
	March 31, 2022	September 30, 2022
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥48,234	¥60,879
The portion of the above that has been sold ( as reported within Trading liabilities in the consolidated balance sheets) or repledged	36,146	41,244
Collateral pledged by Nomura
Nomura pledges owned securities
and other financial assets
to collateralize repurchase transactions, other secured financings and derivative transactions. Pledged securities that can be sold or repledged by the transferee, including Gensaki Repo transactions, are reported in parentheses as
Securities pledged as collateral
within
Trading assets
,
Non-trading debt securities
, Investments in equity securities and Investments in and advances to affiliated companies in the consolidated balance sheets.
The following table presents the carrying amounts of financial assets recognized in the consolidated balance sheets which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them by type of asset as of March 31, 2022 and September 30, 2022.

	Millions of yen
	March 31, 2022	September 30, 2022
Trading assets:
Equities and convertible securities	¥368,235	¥324,022
Government and government agency securities	1,178,011	1,476,077
Bank and corporate debt securities	27,899	17,931
Residential mortgage-backed securities (“RMBS”)	868,183	1,987,741
Collateralized debt obligations (“CDOs”) and other (1)	9,548	19,290
Investment trust funds and other	36,661	29,819

	¥2,488,537	¥3,854,880

Non-trading debt securities (2)	¥163,445	¥153,141
Investments in and advances to affiliated companies (3)	¥12,832	¥13,660

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.
(2)	Non-trading debt securities are primarily Japanese municipal securities.
(3)	Investments in and advances to affiliated companies primarily comprise shares in Nomura Research Institute, Ltd .
The following table presents the carrying amount of financial and non-financial
assets recognized in the consolidated balance sheets, other than those disclosed above, which are subject to lien as of March 31, 2022 and September 30, 2022.

	Millions of yen
	March 31, 2022	September 30, 2022
Loans and receivables	¥235,875	¥379,470
Trading assets and private equity and debt investments	1,416,279	1,389,264
Office buildings, land, equipment and facilities	4,841	4,730
Non-trading debt securities	2,827	1,712
Investments in and advances to affiliated companies	3	3
Other	497	719

	¥1,660,322	¥1,775,898

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs, trading balances of secured borrowings, and derivative transactions.